Parent-Only Financial Statements, Parent-Only Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets [Abstract]
Cash, cash equivalents, and restricted cash		$ 264,612	$ 141,250	$ 173,287	$ 215,947
Available-for-sale, at fair value	[1]	220,392	263,459
Equity securities		62,260	68,241
Other assets		87,337	78,917
Total assets	[2]	1,955,163	1,927,555
Liabilities and equity
Accrued expenses and other liabilities		76,404	75,163
Total liabilities	[3]	1,769,243	1,739,571
Stockholders’ equity		184,887	187,146
Total liabilities and equity		1,955,163	1,927,555
Parent Company [Member]
Assets [Abstract]
Cash, cash equivalents, and restricted cash		14,817	14,949	$ 16,301	$ 23,181
Available-for-sale, at fair value		0	1
Equity securities		144	1,007
Other assets		5,857	4,608
Total assets		378,708	374,024
Liabilities and equity
Accrued expenses and other liabilities		8,249	8,050
Long-term debt		181,956	152,628
Total liabilities		193,821	186,878
Stockholders’ equity		184,887	187,146
Total liabilities and equity		378,708	374,024
Parent Company [Member] | Subsidiaries [Member]
Assets [Abstract]
Investments in subsidiaries	[4]	172,844	208,076
Parent Company [Member] | Subsidiaries [Member] | Banking [Member]
Assets [Abstract]
Cash, cash equivalents, and restricted cash		14,817	14,948
Investments in subsidiaries		173,500	170,400
Parent Company [Member] | Subsidiaries [Member] | NonBanking [Member]
Assets [Abstract]
Loans to nonbank subsidiaries		185,046	145,383
Liabilities and equity
Indebtedness to nonbank subsidiaries		3,616	26,200
Parent Company [Member] | Nonaffiliates [Member]
Assets [Abstract]
Cash, cash equivalents, and restricted cash		$ 0	$ 1

[1]	Prior to our adoption of CECL on January 1, 2020, the allowance for credit losses (ACL) related to available-for-sale (AFS) and held-to-maturity (HTM) debt securities was not applicable. For additional information, see Note 1 (Summary of Significant Accounting Policies) to Financial Statements in this Report.
[2]	Our consolidated assets at December 31, 2020 and 2019, included the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $967 million and $540 million; Net loans, $10.9 billion and $13.2 billion; All other assets, $310 million and $658 million; and Total assets, $12.1 billion and $14.4 billion, respectively. Prior period balances have been conformed to current period presentation.
[3]	Our consolidated liabilities at December 31, 2020 and 2019, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Long-term debt, $203 million and $587 million; All other liabilities, $900 million and $639 million; and Total liabilities, $1.1 billion and $1.2 billion, respectively. Prior period balances have been conformed to current period presentation.
[4]	The years ended December 31, 2020, and December 31, 2019, include indirect ownership of bank subsidiaries with equity of $173.5 billion and $170.4 billion, respectively.